PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	As of December 31,
	2019	2020
Cost:
Leasehold improvements	42,858	55,941
Electronic equipment	22,373	25,857
Furniture, fixtures and equipment	15,426	21,334
Vehicles	898	943
	81,555	104,075
Less: Accumulated depreciation	(51,719)	(60,636)
	29,836	43,439
Construction in progress	—	—
Property and equipment, net	29,836	43,439

Depreciation expense was RMB10,643, RMB10,607 and RMB12,223 for the years ended December 31, 2018, 2019 and 2020, respectively.